Costamare Ventures Inc.-Additional information (Details)	12 Months Ended
Dec. 31, 2014
Costamare Ventures Disclosure [Abstarct]:
Date of entry into Agreement	2013-05-15
Subsidiary involved into agreement	Costamare Ventures Inc.
Counterparty involved into the agreement	Sparrow Holdings LP (York)
Range of participation of Costamare Ventures	between 25% and 49%
Term of the agreement in years	6
Number of jointly owned companies	14
Maximum investment amount by York (in millions of USD)	up to $250 million
Minimum investment amount by Costamare Ventures (in millions of USD)	$75 million
Option for maximum investment amount by Costamare Ventures (in millions of USD)	up to $240 million